LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details 1) (USD $)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock and Warrants Issued During Period Value Preferred Stock and Warrants	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596	$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	(369,642)		(390,368)
Value At 2009 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued				12,081	40,481	149,007	1,071,847	1,071,847	870,278
Value At 2010 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	10,615	592	539	28	62	1,604	14,946		1,506
Value At 2011 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	54,775	6,714	6,109	752	1,624	6,293	166,063		89,796
Value At 2012 [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	53,357	3,467	2,900	196	16	0	106,466		46,530
Gain Loss 2010 [Member]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292		868,772
Gain Loss 2011 [Member]
Annual Gain (Loss)	(44,160)	(6,122)	(5,571)	(724)	(1,562)	(4,689)	(151,118)		(88,290)
Gain Loss 2012 [Member]
Annual Gain (Loss)	$ 1,418	$ 3,247	$ 3,209	$ 556	$ 1,068	$ 6,293	$ 59,597		$ 43,266